Provision for Pension Plan - Underfunded (overfunded) Status of Plan (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Underfunded (overfunded) status of plan	R$ (364,552)	R$ (1,328,701)
BrTPREV Plans
Defined Benefit Plan Disclosure [Line Items]
Underfunded (overfunded) status of plan		629,120
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Underfunded (overfunded) status of plan	(343,286)	(317,500)
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Underfunded (overfunded) status of plan	(50,869)	(53,041)
PAMEC Plan
Defined Benefit Plan Disclosure [Line Items]
Underfunded (overfunded) status of plan	R$ 4,397	R$ 3,300